SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 01, 2023	Mar. 03, 2023
Cash equivalents	$ 1,685,013	$ 2,010
Income Tax Expense (Benefit)
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	750,000	350,000
Carrying value of long lived assets held	$ 802,557
Deferred financing costs	1,427,729
Allowance for account receivables	20,000	25,000
Impairment of long lived assets	0	0
Capitalized internal-use software costs	569,923
Capitalized internal-use software amortization costs	0
Capitalized internal-use software impairment costs	0
Short term lease expense	186,202	19,000
KOREA, REPUBLIC OF
Carrying value of long lived assets held	$ 1,012,291
DHC Acquisition Corp [Member]
Term Of short term investments	3 months
Cash equivalents
Assets held in the Trust Account	22,040,092	313,913,217
Overpayment amount		887,555
Accounts receivable after allowance	16,824
Cash, FDIC Insured Amount	250,000
Aggregate offering costs incurred	17,501,347
Offering costs charged to temporary equity	16,915,008
Offering costs expensed	586,339
Unrecognized Tax Benefits	0	0
Accrued interest	0	$ 0
Income Tax Expense (Benefit)
Weighted Average Number of Shares Outstanding, Diluted, Adjustment	0	0
DHC Acquisition Corp [Member] | Trust Accounts Receivable [Member]
Accounts Receivable, after Allowance for Credit Loss, Noncurrent	$ 870,731
DHC Acquisition Corp [Member] | Common Class A [Member]
Temporary Equity, Redemption Price Per Share	$ 0.03		$ 10.67	$ 10.21
Temporary Equity, Shares Outstanding	2,057,453	30,945,072
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	16,441,034
DHC Acquisition Corp [Member] | Cash [Member]
Assets held in the Trust Account	$ 22,040,092	$ 313,913,217